ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2014	2013
Accrued payroll and related	$8,719	$5,594
Accrued vacation	3,526	4,265
Accrued VAT	5,430	3,481
Current portion of liability to United States
Department of Labor (see Note 9)	100	179
Accrued agency fees	413	458
Labor union contribution	730	257
Other	3,598	2,408
Total accrued expenses and other current liabilities	$22,516	$16,642